UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
 Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)
 Diane J. Drake
 Mutual Fund Administration, LLC
 2220 E. Route 66, Suite 226
 Glendora, CA 91740
 (Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Gramercy
Emerging Markets Debt Fund
Class A / GFEAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$117	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fund performance can be attributed to the following:
Security selection within local-currency sovereign credit was one of the biggest contributors to performance, with positions in South Africa and Brazil benefiting from strong investor demand, favorable technicals, and broad dollar weakness. Local-currency sovereign bonds were the strongest performer across Emerging Market (“EM”) fixed income in 2025, supported by broadening disinflation, elevated real rate buffers, and credible policy frameworks.
The Fund also benefited from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
The Fund also benefited from exposure to select idiosyncratic high‑yield sovereign situations, most notably Argentina, where bonds rallied nearly 20% following stronger‑than‑expected midterm election results, making it a key contributor to performance earlier in the year.
Allocation to BB‑rated sovereign and corporate credit added to performance, supported by strong risk appetite and spread tightening across high‑yield issuers.
The Fund’s exposure to select China property names detracted from performance, as these positions gave back prior gains amid renewed stress.
The Fund’s underweight to EM low-beta local markets detracted during several periods, particularly when “sell the U.S.” narrative was particularly strong and all EM local currencies benefitted, including low yielders, as the dollar weakened.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)[2,3]	7.96%	6.25%
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)—excluding sales load	12.80%	8.89%
JP Morgan EM Blend Equal Weighted Index	14.05%	9.88%
Bloomberg Aggregate Bond Index	7.30%	5.77%
[1]	Class A shares commenced operations on April 1, 2024.
[2]	Maximum sales charge (load) of 4.25% of offering price.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,920,846
Total number of portfolio holdings	132
Total advisory fees paid (net)	$2,702
Portfolio turnover rate as of the end of the reporting period	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Gramercy Emerging Markets Debt Fund - Class A

Gramercy
Emerging Markets Debt Fund
Institutional Class / GFEMX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$91	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fund performance can be attributed to the following:
Security selection within local-currency sovereign credit was one of the biggest contributors to performance, with positions in South Africa and Brazil benefiting from strong investor demand, favorable technicals, and broad dollar weakness. Local-currency sovereign bonds were the strongest performer across Emerging Market (“EM”) fixed income in 2025, supported by broadening disinflation, elevated real rate buffers, and credible policy frameworks.
The Fund also benefited from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
The Fund also benefited from exposure to select idiosyncratic high‑yield sovereign situations, most notably Argentina, where bonds rallied nearly 20% following stronger‑than‑expected midterm election results, making it a key contributor to performance earlier in the year.
Allocation to BB‑rated sovereign and corporate credit added to performance, supported by strong risk appetite and spread tightening across high‑yield issuers.
The Fund’s exposure to select China property names detracted from performance, as these positions gave back prior gains amid renewed stress.
The Fund’s underweight to EM low-beta local markets detracted during several periods, particularly when “sell the U.S.” narrative was particularly strong and all EM local currencies benefitted, including low yielders, as the dollar weakened.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	13.08%	9.23%
JP Morgan EM Blend Equal Weighted Index	14.05%	9.88%
Bloomberg Aggregate Bond Index	7.30%	5.77%
[1]	Institutional Class shares commenced operations on April 1, 2024.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,920,846
Total number of portfolio holdings	132
Total advisory fees paid (net)	$2,702
Portfolio turnover rate as of the end of the reporting period	72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Gramercy Emerging Markets Debt Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 207-7108.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Gramercy Emerging Markets Debt Fund	FYE 12/31/2025	FYE 12/31/2024
(a)	Audit Fees	$18,100	$13,100
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$2,900	$2,900
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Gramercy Emerging Markets Debt Fund	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Gramercy Emerging Markets Debt Fund	FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Gramercy Emerging Markets Debt Fund

(Class A: GFEAX)

(Institutional Class: GFEMX)

ANNUAL FINANCIALS AND OTHER INFORMATION

December 31, 2025

Gramercy Emerging Markets Debt Fund

A series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights
Class A	20
Institutional Class	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	32
Supplemental Information	33

This report and the financial statements contained herein are provided for the general information of the shareholders of the Gramercy Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	COMMON STOCKS — 0.0%
	CHINA — 0.0%
720	Country Garden Holdings Co., Ltd.*	$37
75,564	Yuzhou Group Holdings Co., Ltd.*	1,019
		1,056
	TOTAL COMMON STOCKS
	(Cost $4,011)	1,056

Principal Amount[1]
	FIXED INCOME SECURITIES — 91.7%
	ANGOLA — 0.4%
260,000	Angolan Government International Bond 8.250%, 5/9/2028	261,153

	ARGENTINA — 1.4%
720,000	Argentine Republic Government International Bond 4.125%, 7/9/2035[2,3]	535,680
300,000	YPF S.A. 8.250%, 1/17/2034[2,4]	305,700
		841,380
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	300,701

	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	338,440

	BRAZIL — 7.0%
230,000	Braskem Netherlands Finance B.V. 4.500%, 1/31/2030[2]	88,481
12,830	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2031	2,059,526
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[2]	566,670
415,000	Embraer Netherlands Finance B.V. 5.400%, 1/9/2038[2]	408,982
181,234	MC Brazil Downstream Trading SARL 7.250%, 6/30/2031	158,806
275,000	Nexa Resources S.A. 6.750%, 4/9/2034[2,4]	293,219
300,000	Raizen Fuels Finance S.A. 5.700%, 1/17/2035[2]	232,407

1

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	BRAZIL (Continued)
269,800	Yinson Boronia Production B.V. 8.947%, 7/31/2042[2,4]	$294,318
		4,102,409
	BULGARIA — 0.5%
270,000	Bulgaria Government International Bond 5.000%, 3/5/2037	268,110

	CHILE — 2.8%
300,000	Banco de Credito e Inversiones S.A. 7.500% (USD 5 Year Tsy+376.70 basis points), 12/12/2172[2,4,5,6]	318,468
495,000,000	Bonos de la Tesoreria de la Republica en pesos 5.000%, 3/1/2035	545,214
244,376	Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035	251,556
410,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[2]	265,887
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[2]	293,755
		1,674,880
	CHINA — 0.2%
249,676	CIFI Holdings Group Co., Ltd. 0.000%, 6/30/2027[2]	16,454
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2027*[2,7]	18,000
	Shimao Group Holdings Ltd.
149,502	0.000%, 7/21/2026[4,8]	4,186
1,011,822	5.000%, 7/21/2031[4,9]	32,884
185,214	2.000%, 7/21/2032[4,9]	5,075
277,821	2.000%, 7/21/2033[4,9]	6,946
277,821	2.000%, 1/21/2034[4,9]	5,556
	Yuzhou Group Holdings Co., Ltd.
78,840	7.000%, 6/30/2027[2,9]	7,790
66,843	4.000%, 6/30/2028[2,9]	1,337
116,397	4.500%, 6/30/2029[2,9]	2,386
155,361	5.000%, 6/30/2030[2,9]	3,185
217,936	5.500%, 6/30/2031[2,9]	2,443
91,789	1.000%, 6/30/2034[2,9]	115
		106,357
	COLOMBIA — 2.1%
300,000	Colombia Government International Bond 3.125%, 4/15/2031[2]	260,250

2

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA (Continued)
3,072,800,000	Colombian TES 6.000%, 4/28/2028	$709,202
310,000	Ecopetrol S.A. 4.625%, 11/2/2031[2]	276,133
		1,245,585
	CZECH REPUBLIC — 1.8%
23,560,000	Czech Republic Government Bond 3.000%, 3/3/2033	1,050,352

	DOMINICAN REPUBLIC — 1.0%
630,000	Dominican Republic International Bond 4.500%, 1/30/2030	616,199

	ECUADOR — 0.5%
360,000	Ecuador Government International Bond 6.900%, 7/31/2035[3]	317,160

	EGYPT — 0.9%
500,000	Egypt Government International Bond 5.875%, 2/16/2031	499,520

	EL SALVADOR — 0.4%
250,000	El Salvador Government International Bond 7.125%, 1/20/2050[2]	229,538

	GHANA — 0.8%
340,000	Ghana Government International Bond 1.500%, 1/3/2037	188,867
380,000	Kosmos Energy Ltd. 7.500%, 3/1/2028[2]	254,600
		443,467
	GUATEMALA — 0.5%
320,000	Guatemala Government Bond 4.650%, 10/7/2041[2]	275,600

	HONG KONG — 0.5%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[2]	268,208

	HUNGARY — 1.0%
210,600,000	Hungary Government Bond 3.000%, 8/21/2030	559,338

3

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDIA — 2.7%
285,978	India Green Power Holdings 4.000%, 2/22/2027[2]	$278,829
237,600	India Vehicle Finance 5.850%, 9/25/2030[4]	240,565
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[2]	351,450
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	305,250
400,000	Muthoot Finance Ltd. 6.375%, 4/23/2029[4]	405,500
		1,581,594
	INDONESIA — 2.4%
780,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[2]	669,583
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	748,475
		1,418,058
	JAMAICA — 1.0%
400,000	Kingston Airport Revenue Finance Ltd. 6.750%, 12/15/2036[2,4]	410,124
200,000	Montego Bay Airport Revenue Finance Ltd. 6.600%, 6/15/2035[2,4]	199,688
		609,812
	JORDAN — 0.8%
480,000	Jordan Government International Bond 5.750%, 11/12/2032[4]	472,051

	KAZAKSTAN — 1.0%
280,000	Kazakhstan Government International Bond 4.714%, 4/9/2035[4]	277,900
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[2]	293,212
		571,112
	KENYA — 0.5%
270,000	Republic of Kenya Government International Bond 8.800%, 10/9/2038[4]	272,968

	KUWAIT — 2.0%
630,000	MEGlobal B.V. 2.625%, 4/28/2028[2]	604,800

4

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	KUWAIT (Continued)
530,000	NBK Tier 1 Ltd. 6.375% (Constant Maturity Yield Six-Year Tsy+240.30 basis points), 1/10/2174[2,4,5,6]	$542,232
		1,147,032
	MALAYSIA — 1.6%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[2]	252,536
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[2]	712,982
		965,518
	MEXICO — 7.6%
350,000	Banco Mercantil del Norte S.A./Grand Cayman 6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[2,5,6]	343,171
415,000	Corp Inmobiliaria Vesta S.A.B. de C.V. 5.500%, 1/30/2033[2,4]	418,990
470,000	FIBRA Prologis 5.500%, 11/26/2035[2,4]	471,586
595,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[2]	553,273
	Mexican Bonos
27,400,000	5.750%, 3/5/2026	1,517,701
9,052,500	10.000%, 11/20/2036	534,786
790,000	Petroleos Mexicanos 6.750%, 9/21/2047	647,958
		4,487,465
	MONTENEGRO — 0.6%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[4]	373,517

	MOROCCO — 1.0%
370,000	Morocco Government International Bond 4.000%, 12/15/2050	269,408
370,000	OCP S.A. 5.125%, 6/23/2051[2]	305,165
		574,573
	NIGERIA — 1.1%
275,000	IHS Holding Ltd. 7.875%, 5/29/2030[2,4]	282,755
350,000	Nigeria Government International Bond 7.375%, 9/28/2033	355,075
		637,830

5

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	OMAN — 0.8%
460,000	Oman Government International Bond 5.375%, 3/8/2027	$464,342

	PAKISTAN — 0.3%
200,000	Pakistan Government International Bond 6.875%, 12/5/2027	201,625

	PANAMA — 1.3%
289,388	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[2]	270,346
690,000	Panama Government International Bond 4.500%, 1/19/2063[2]	513,192
		783,538
	PARAGUAY — 0.5%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[2]	321,840

	PERU — 0.4%
250,000	Corp Financiera de Desarrollo S.A. 5.500%, 5/6/2030[2]	256,875

	PHILIPPINES — 1.5%
890,000	Philippine Government International Bond 2.650%, 12/10/2045	589,959
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	288,050
		878,009
	POLAND — 3.6%
640,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[4]	661,293
6,325,000	Republic of Poland Government Bond 1.750%, 4/25/2032	1,483,212
		2,144,505
	QATAR — 4.6%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	673,104
840,000	Qatar Government International Bond 4.750%, 5/29/2034[4]	871,340
900,000	QatarEnergy 3.300%, 7/12/2051[2]	630,072

6

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	QATAR (Continued)
550,000	QIC Cayman Ltd. 6.150% (Constant Maturity Yield Six-Year Tsy+220.40 basis points), 7/7/2072[2,5,6]	$559,240
		2,733,756
	ROMANIA — 1.5%
2,555,000	Romania Government Bond 4.850%, 7/25/2029	555,767
300,000	Romanian Government International Bond 6.375%, 1/30/2034	312,093
		867,860
	SAUDI ARABIA — 5.6%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[2]	700,000
630,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	669,668
280,000	Riyad Tier 1 Sukuk Ltd. 4.000% (USD 5 Year Tsy+217.00 basis points), 2/16/2072[2,5,6]	272,362
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[2]	631,560
	Saudi Government International Bond
630,000	5.000%, 1/16/2034	642,729
390,000	5.750%, 1/16/2054	386,100
		3,302,419
	SOUTH AFRICA — 4.8%
350,000	Bidvest Group UK PLC 6.200%, 9/17/2032[2,4]	355,140
44,560,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	2,139,068
300,000	Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc. 5.854%, 5/13/2032[2,4]	312,750
		2,806,958
	SOUTH KOREA — 1.7%
490,000	Kookmin Bank 4.375%, 5/8/2028[4]	494,660
490,000	POSCO Holdings, Inc. 5.750%, 5/7/2035[4]	512,996
		1,007,656
	SRI LANKA — 0.3%
220,000	Sri Lanka Government International Bond 3.600%, 2/15/2038[3,4]	199,650

7

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SUPRANATIONAL — 1.6%
400,000	African Development Bank 5.875% (USD 5 Year Tsy+165.30 basis points), 9/30/2125[2,5,6]	$399,500
495,000	Banque Ouest Africaine de Developpement 6.250%, 10/14/2040[2,4]	570,102
		969,602
	SURINAME — 0.8%
455,000	Suriname Government International Bond 8.500%, 11/6/2035[4]	491,514

	TANZANIA (UNITED REPUBLIC OF) — 0.5%
290,000	HTA Group Ltd./Mauritius 7.500%, 6/4/2029[2,4]	299,970

	THAILAND — 5.1%
	Bangkok Bank PCL/Hong Kong
390,000	5.650%, 7/5/2034[2,4]	406,969
605,000	5.082%, 11/26/2035[2,4]	604,340
280,000	Muangthai Capital PCL 6.875%, 9/30/2028	283,500
	Thailand Government Bond
17,630,000	3.650%, 6/20/2031	627,081
15,100,000	2.980%, 6/17/2045	531,160
15,500,000	2.750%, 6/17/2052	528,282
		2,981,332
	TURKEY — 1.8%
300,000	Turkiye Garanti Bankasi A.S. 8.125% (USD 5 Year Tsy+432.50 basis points), 1/8/2036[2,4,6]	311,271
260,000	Turkiye Ihracat Kredi Bankasi A.S. 6.875%, 7/3/2028[4]	268,450
485,000	Turkiye Is Bankasi A.S. 7.375% (USD 5 Year Tsy+362.90 basis points), 4/2/2036[2,4,6]	486,212
		1,065,933
	UKRAINE — 0.3%
330,000	Ukraine Government International Bond 0.000%, 2/1/2036[3]	185,625

	UNITED ARAB EMIRATES — 4.9%
615,000	Abu Dhabi National Energy Co. PJSC 4.750%, 3/9/2037[4]	603,088
340,000	DP World Ltd./United Arab Emirates 4.700%, 9/30/2049[2]	293,569

8

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED ARAB EMIRATES (Continued)
300,000	Emirates NBD Bank PJSC 4.250% (Constant Maturity Yield Six-Year Tsy+315.50 basis points), 11/27/2172[2,5,6]	$292,980
400,000	Finance Department Government of Sharjah 4.000%, 7/28/2050	267,904
810,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	661,219
840,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[2]	764,929
		2,883,689
	URUGUAY — 1.3%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	736,695

	UZBEKISTAN — 2.5%
560,000	Ipoteka-Bank ATIB 6.450%, 10/9/2030[2]	559,328
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	285,615
270,000	Uzauto Motors AJ 7.375%, 11/19/2030[2,4]	270,213
325,000	Uzbek Industrial and Construction Bank ATB 9.450% (USD 5 Year Tsy+579.20 basis points), 10/23/2072[2,4,5,6]	326,830
		1,441,986
	VENEZUELA — 0.3%
850,000	Petroleos de Venezuela S.A. 6.000%, 5/16/2026*[7]	197,625

	ZAMBIA — 0.5%
260,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,4]	273,780
	TOTAL FIXED INCOME SECURITIES
	(Cost $51,339,114)	54,006,711
9

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Principal Amount[1]		Value
	U.S. GOVERNMENT — 3.1%
1,850,000	United States Treasury Bill 0.000%, 2/12/2026	$1,842,434
	TOTAL U.S. GOVERNMENT
	(Cost $1,841,948)	1,842,434

	TOTAL INVESTMENTS — 94.8%
	(Cost $53,185,073)	55,850,201
	Other Assets in Excess of Liabilities — 5.2%	3,070,645
	TOTAL NET ASSETS — 100.0%	$58,920,846

PLC –	Public Limited Company
PCL –	Public Company Limited
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Step rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,954,796, which represents 23.68% of Net Assets.
[5]	Perpetual security. Maturity date is not applicable.
[6]	Variable rate security.
[7]	Security is in default.
[8]	Convertible security.
[9]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

See accompanying Notes to Financial Statements.

10

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
(13)	Ultra Long U.S. Treasury Bond	March 2026	$(1,534,000)	$28,563

TOTAL FUTURES CONTRACTS			$(1,534,000)	$28,563

See accompanying Notes to Financial Statements.

11

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At December 31, 2025	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	3/18/2026	494,000	$(582,080)	$(582,677)	$(597)
					(582,080)	(582,677)	(597)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(582,080)	$(582,677)	$(597)

EUR – Euro

See accompanying Notes to Financial Statements.

12

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025

Assets:
Investments, at value (cost $53,185,073)	$55,850,201
Foreign currency, at value (cost $5)	5
Cash	2,124,427
Cash deposited with brokers for futures contracts	99,962
Variation margin on futures contracts	28,563
Receivables:
Due from Advisor	23,951
Dividends and interest	912,243
Prepaid expenses	5,560
Total assets	59,044,912

Liabilities:
Payables:
Fund shares redeemed	21,438
Unrealized depreciation on forward foreign currency exchange contracts	597
Shareholder servicing fees (Note 7)	7,931
Distribution fees - Class A (Note 6)	17
Fund services fees	48,481
Auditing fees	21,522
Trustees' deferred compensation (Note 3)	6,798
Chief Compliance Officer fees	3,573
Shareholder reporting fees	2,769
Trustees' fees and expenses	1,785
Accrued other expenses	9,155
Total liabilities	124,066
Commitments and contingencies (Note 3)
Net Assets	$58,920,846

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$56,286,375
Total distributable earnings (accumulated deficit)	2,634,471
Net Assets	$58,920,846

See accompanying Notes to Financial Statements.

13

Gramercy Emerging Markets Debt Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2025

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$68,405
Shares of beneficial interest issued and outstanding	6,544
Redemption price per share[1]	$10.45
Maximum sales charge (4.25% of offering price)[2]	0.46
Maximum offering price to public	$10.91

Institutional Class Shares:
Net assets applicable to shares outstanding	$58,852,441
Shares of beneficial interest issued and outstanding	5,627,963
Offering and redemption price per share	$10.46

[1]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.

See accompanying Notes to Financial Statements.

14

Gramercy Emerging Markets Debt Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment income:
Interest (net of foreign withholding taxes of $11,548)	$3,959,594
Total investment income	3,959,594

Expenses:
Advisory fees	428,755
Shareholder servicing fees (Note 7)	87,239
Distribution fees - Class A (Note 6)	303
Fund services fees	203,786
Registration fees	67,306
Legal fees	32,904
Chief Compliance Officer fees	23,011
Auditing fees	21,965
Miscellaneous	20,009
Trustees' fees and expenses	16,019
Shareholder reporting fees	14,327
Offering costs	5,894
Insurance fees	2,960
Tax expenses	1,548
Total expenses	926,026
Advisory fees recovered (waived)	(426,053)
Fees paid indirectly (Note 3)	(12,198)
Net expenses	487,775
Net investment income (loss)	3,471,819

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	328,296
Futures contracts	(173)
Forward foreign currency exchange contracts	(21,408)
Foreign currency transactions	22,715
Total realized gain (loss)	329,430
Net change in unrealized appreciation (depreciation) on:
Investments	3,197,111
Futures contracts	28,563
Forward foreign currency exchange contracts	(5,965)
Foreign currency translations	16,661
Net change in unrealized appreciation (depreciation)	$3,236,370
Net realized and unrealized gain (loss)	3,565,800

Net Increase (Decrease) in Net Assets from Operations	$7,037,619

See accompanying Notes to Financial Statements.

15

Gramercy Emerging Markets Debt Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Period April 1, 2024* through December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,471,819	$2,548,356
Total realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency translations	329,430	(194,760)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency exchange contracts and foreign currency translations	3,236,370	(536,512)
Net increase (decrease) in net assets resulting from operations	7,037,619	1,817,084

Distributions to Shareholders:
Distributions:
Class A	(6,573)	(7,182)
Institutional Class	(3,499,549)	(2,723,566)
Total distributions to shareholders	(3,506,122)	(2,730,748)

Capital Transactions:
Net proceeds from shares sold:
Class A	-	150,000
Institutional Class	11,661,888	61,134,123
Reinvestment of distributions:
Class A	6,573	7,182
Institutional Class	988,465	749,114
Cost of shares redeemed:
Class A	(100,000)	-
Institutional Class	(13,179,071)	(5,115,261)
Net increase (decrease) in net assets from capital transactions	(622,145)	56,925,158

Total increase (decrease) in net assets	2,909,352	56,011,494

Net Assets:
Beginning of period	56,011,494	-
End of period	$58,920,846	$56,011,494
Capital Share Transactions:
Shares sold:
Class A	-	15,000
Institutional Class	1,140,745	6,118,414
Shares reinvested:
Class A	648	719
Institutional Class	96,536	74,932

See accompanying Notes to Financial Statements.

16

Gramercy Emerging Markets Debt Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended December 31, 2025	For the Period April 1, 2024* through December 31, 2024
Shares redeemed:
Class A	(9,823)	-
Institutional Class	(1,294,434)	(508,230)
Net increase (decrease) in capital share transactions	(66,328)	5,700,835

*	Commencement of operations.

See accompanying Notes to Financial Statements.

17

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period April 1, 2024* through December 31,
	2025	2024
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.59	0.45
Net realized and unrealized gain (loss)	0.64	(0.17)
Total from investment operations	1.23	0.28

Less Distributions:
From net investment income	(0.53)	(0.42)
From net realized gain	(0.07)	(0.04)
Total distributions	(0.60)	(0.46)
Net asset value, end of period	$10.45	$9.82

Total return[2]	12.80%	2.91%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68	$154

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[4]	1.73%[5]
After fees waived and expenses absorbed	1.10%[4]	1.10%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.06%	5.27%[5]
After fees waived and expenses absorbed	5.83%	5.90%[5]

Portfolio turnover rate	72%	50%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.25% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Returns shown do not include payment of a contingent deferred sales charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2025.
[5]	Annualized.

See accompanying Notes to Financial Statements.

18

Gramercy Emerging Markets Debt Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period April 1, 2024* through December 31,
	2025	2024
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.62	0.46
Net realized and unrealized gain (loss)	0.64	(0.15)
Total from investment operations	1.26	0.31

Less Distributions:
From net investment income	(0.56)	(0.44)
From net realized gain	(0.07)	(0.04)
Total distributions	(0.63)	(0.48)
Net asset value, end of period	$10.46	$9.83

Total return[2]	13.08%	3.21%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,852	$55,857

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.62%[4]	1.48%[5]
After fees waived and expenses absorbed	0.85%[4]	0.85%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	5.30%	5.52%[5]
After fees waived and expenses absorbed	6.07%	6.15%[5]

Portfolio turnover rate	72%	50%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2025.
[5]	Annualized.

See accompanying Notes to Financial Statements.

19

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

The Gramercy Emerging Markets Debt Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks long-term capital appreciation. The Fund commenced investment operations on April 1, 2024. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares. Class C shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, Financial Services – Investment Companies”, Topic 946 (ASC 946).

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

20

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not affect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $23,700, which amortized over a one-year period from April 1, 2024 (commencement of operations).

(c) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

21

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 (ASC 740) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. The Fund does not currently have any open tax periods and therefore does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

22

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

(f) Distributions to Shareholders

The Fund will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(h) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor engages Gramercy Funds Management LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.10% and 0.85% of the average daily net assets of the Class A Shares and Institutional Shares, respectively. This agreement is in effect through April 30, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees.

23

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

For the year ended December 31, 2025, the Advisor waived a portion of its advisory fees totaling $426,053. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. The Advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At December 31, 2025, the amount of these potentially recoverable expenses was $668,361. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2027	$242,308
2028	426,053
Total	$668,361

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025, are reported on the Statement of Operations as Fund services fees. The Fund has a fee agreement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earnings credit based on cash balances left on deposit with the custodian. For the year ended December 31, 2025, the total fees reduced by earnings credits were $12,198. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statement of Operations.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended December 31, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended December 31, 2025, are reported on the Statement of Operations.

24

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

Note 4 – Federal Income Taxes –

At December 31, 2025, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$53,185,073

Gross unrealized appreciation	$2,998,270
Gross unrealized depreciation	(333,142)
Net unrealized appreciation (depreciation) on investments	$2,665,128

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Deficit)
Gramercy Emerging Markets Debt Fund	$(992)	$992

As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	2,158
Tax accumulated earnings	2,158

Accumulated capital and other losses	(32,781)
Unrealized appreciation (depreciation) on investments	2,665,128
Unrealized appreciation (depreciation) on foreign translations	6,764
Unrealized appreciation (depreciation) deferred compensation	(6,798)
Total accumulated earnings (deficit)	$2,634,471

The tax character of the distributions paid during the year ended December 31, 2025 and the period April 1, 2024 (commencement of operations) to December 31, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,318,938	$2,730,748
Net long-term capital gains	187,184	-
Total distributions paid	$3,506,122	$2,730,748

As of December 31, 2025, the Fund had $16,610, of qualified late-year ordinary losses, which are deferred until fiscal year 2026 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the fund's next taxable year.

25

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

As of December 31, 2025, the Fund had $16,171, of post-October capital losses which are deferred until fiscal year 2026 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the fund's next taxable year.

Note 5 – Investment Transactions

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$38,849,016	$43,278,342

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of its shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurements and Disclosures”, Topic 820 (ASC 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

26

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3*	Total

Assets
Investments
Common Stocks	$1,019	$37	$-	$1,056
Fixed Income Securities[1]	-	54,006,711	-	54,006,711
U.S. Government	-	1,842,434	-	1,842,434
Total Investments	$1,019	$55,849,182	$-	$55,850,201
Other Financial Instruments**
Futures Contracts	28,563	-	-	28,563
Total Assets	$29,582	$55,849,182	$-	$55,878,764

Liabilities
Other Financial Instruments**
Forward Contracts	$-	$597	$-	$597
Total Liabilities	$-	$597	$-	$597

27

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

[1]	For a detailed break-out of fixed income securities by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as swap contracts, forward contracts and futures contracts. Swap contracts, forwards contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in forward contracts and Futures Contracts during the year ended December 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2025, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$-	$597
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	28,563	-

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(21,408)
Interest Rate Contracts	Futures Contracts	(173)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$(5,965)
Interest Rate Contracts	Futures Contracts	28,563

28

Gramercy Emerging Markets Debt Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2025

The quarterly average volumes of derivative instruments as of December 31, 2025, are as follows:

Derivatives not designated as hedging instruments			Total
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	$(200,648)
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(306,800)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – Recently Issued Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Gramercy Emerging Markets Debt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gramercy Emerging Markets Debt Fund (the “Fund”), a series of Investment Managers Series Trust (the “Trust”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended December 31, 2025 and for the period April 1, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

30

Gramercy Emerging Markets Debt Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain Designation

For the fiscal year ended December 31, 2025, the Fund designates $187,184 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

31

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in item 7, as part of the financial statements.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a) (4) Not Applicable

(a) (5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	03/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	03/06/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	03/06/26